LEASES - Summary of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Liability [Abstract]
Current portion of operating lease liability		$ 193	$ 175	$ 175
Noncurrent portion of operating lease liability		525	$ 488	488
Total operating lease liability	$ 722	$ 718		$ 663